LIABILITIES IN RESPECT OF GOVERNMENT GRANTS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Liabilities In Respect Of Government Grants [Abstract]
Schedule of liabilities in respect of government grants
	June 30, 2022	December 31, 2021
	Unaudited	Audited

Balance at January 1,	$4,396	$3,766
Grants received	30	824
Royalties paid	(14)	(34)
Amounts recorded in profit or loss	71	(160)

	$4,483	$4,396